Vessel Charters - Additional Information (Detail)	6 Months Ended
Jun. 30, 2015 Vessel
Teekay Tangguh Borrower LLC [Member]
Property Subject to or Available for Operating Lease [Line Items]
Ownership percentage	99.00%
Teekay Tangguh Joint Venture [Member]
Property Subject to or Available for Operating Lease [Line Items]
Ownership percentage	69.00%
Number of vessels	2
Teekay Tangguh Joint Venture [Member] | Teekay BLT Corporation [Member]
Property Subject to or Available for Operating Lease [Line Items]
Ownership percentage	70.00%